Capital Stock	12 Months Ended
Mar. 31, 2020
Capital Stock [Abstract]
CAPITAL STOCK

13. CAPITAL STOCK

Authorized ordinary shares:  Unlimited number of ordinary shares without par value.

On June 5, 2020, the Company effected a reverse stock split. The effect of this reverse stock split was to decrease in the number of ordinary shares outstanding as of March 31, 2020 and 2019, from 1,098,770,596 and 1,085,789,986 to 10,987,706 and 10,857,900, respectively. All share and per share information included in the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse stock split. The number of ordinary shares authorized remained at an unlimited number of common shares without par value.  Following is a rollforward of ordinary shares as of March 31, 2020 and 2019 (dollars in thousands):

	2020		2019
	Ordinary Shares	Amount	Ordinary Shares	Amount
Balance, beginning of period	10,857,900	$116,237	2,807,199	$23,654
Shares issued on acquisition of Intensity Holding Limited (i)	129,806	1,298	—	—
Expiration of unexercised stock options	—	282	—	—
Shares issued on acquisition of SalvaRx (ii)	—	—	8,050,701	92,583
Balance, end of period	10,987,706	$117,817	10,857,900	$116,237

(i) On July 11, 2019, the Company issued 129,806 ordinary shares acquire IHL, a wholly-owned subsidiary of Fast Forward, (see Note 8) for $1.3 million.

(ii) On January 8, 2019, the Company issued 8,050,701 ordinary shares to acquire SalvaRx (see Note 9).  The total consideration of $92.6 million was based on the quoted market price of $0.115 per share on January 8, 2019.